COMBINED AND CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥)
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized	500,000,000		500,000,000
Ordinary shares, shares issued	34,568,689		34,568,689
Ordinary shares, shares outstanding	33,445,346		32,751,819
Treasury Stock, Common, Shares	1,177,499		291,207
Accounts receivable, net of allowance | ¥	¥ 12,573,550		¥ 15,834,902		¥ 5,907,369